OTHER INCOME, NET	12 Months Ended
Dec. 31, 2018
Other income, net [Abstract]
OTHER INCOME, NET	NOTE 23 – OTHER INCOME, NET
	New Israeli Shekels Year ended December 31,
	2016	2017	2018
	In millions
Unwinding of trade receivables	41	27	25
Other income, net	4	4	3
	45	31	28